Revenue and segmental reporting, Collaboration (Details)	1 Months Ended			12 Months Ended
	Nov. 30, 2018 GBP (£)	Nov. 30, 2018 USD ($)	Jul. 31, 2014 USD ($) Target	Dec. 31, 2022 GBP (£) Target	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Collaboration [Abstract]
Aggregate non-refundable fee payment				£ 4,331,000
Total deferred revenue				24,450,000	£ 21,128,000	$ 17,089,000
Collaboration revenue				26,928,000	23,510,000		£ 30,114,000
Transaction price allocated to remaining performance obligations				6,408,000
Non-current assets				43,637,000	39,047,000
United Kingdom [Member]
Collaboration [Abstract]
Non-current assets				36,079,000
Other Countries [Member]
Collaboration [Abstract]
Non-current assets				2,241,000
Genentech [Member]
Collaboration [Abstract]
Aggregate non-refundable fee payment | $		$ 100,000,000
Initial upfront payment | $		50,000,000
Amount on investigation of new drug filing for clinical trial | $		50,000,000
Total deferred revenue	£ 77,400,000	$ 100,000,000
Collaboration revenue				19,567,000	17,427,000		20,236,000
Revenue receivable for R&D word done				£ 2,478,000	338,000		2,785,000
Genentech [Member] | Top of Range [Member]
Collaboration [Abstract]
Estimated period of performance obligation would be satisfied				1 year
GlaxoSmithKline [Member]
Collaboration [Abstract]
Aggregate non-refundable fee payment				£ 22,900,000
Collaboration revenue				0	6,083,000		6,356,000
Non-refundable payment received				£ 0	0
GlaxoSmithKline [Member] | Top of Range [Member]
Collaboration [Abstract]
Number of target | Target				4
Eli Lilly [Member]
Collaboration [Abstract]
Aggregate non-refundable fee payment | $			$ 45,000,000
Total deferred revenue | $			$ 45,000,000
Collaboration revenue				£ 7,361,000	£ 0		£ 3,522,000
Revenue recognized				£ 0
Number of target | Target			3